Total
NORTHQUEST CAPITAL FUND INC
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
FEE TABLE This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Annual Fund Operating Expenses	NORTHQUEST CAPITAL FUND INC NORTHQUEST CAPITAL FUND INC
Management Fees:	1.00%
Other Expenses:	0.48%
Total Annual Fund Operating Expenses	1.48%
Fee Waiver [and/or Expense Reimbursement]	none	[1]
[1]	The Advisor has contractually agreed through August 10, 2024 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.

Fees and Expenses

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
NORTHQUEST CAPITAL FUND INC | NORTHQUEST CAPITAL FUND INC | USD ($)	151	468	808	1,768

PORTFOLIO TURNOVER

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in small, large and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses an evaluation methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could affect a company's performance. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The Fund’s portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

PRINCIPAL RISKS

The principal risks of investing in the Fund are:

* Control and Ownership Risk. The Fund’s portfolio manager and immediate family members own a significant number of shares in the Fund. As a consequence, if these individuals decide to sell all of their shares at the same time, the Fund’s expenses (such as brokerage commission costs and taxes owed due to the distribution of capital gains) may increase and cause the Fund to underperform and not meet its investment objective.

* Market and Regulatory Risk. Fund investments will fluctuate as stock markets rise and decline over the short-term or long-term. Volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in the Fund’s portfolio. Volatility may occur due to economic, political, and social events or from government regulations, wars, natural disasters, terrorism, and pandemics which are not directly related to the Fund’s investments. Some Fund investments may have foreign operations which may be subject to risks, including but not limited to currency exchange rates, tariffs, and regulations. You may lose money by investing in the Fund.

* Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective.

* Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.

* Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports.

* Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.

* Sector or Industry Risk. At times, the Fund may invest a higher percentage of its total assets in a specific sector or industry. Changes or issues affecting a sector or industry may have a substantial impact on the performance of the Fund’s portfolio. Individual sectors and industries may be more volatile, and may possess particular risks, that may perform differently than the broader market.

* Managed Fund and Key Personnel Risk. The Fund may under perform other investments as a result of investment selections recommended by the Fund's investment adviser. Additionally, if key personnel become unavailable to the investment adviser, including the Fund’s portfolio manager, the Fund could experience material adverse effects, including significant redemptions which could force the Fund to sell securities when markets conditions are unfavorable.

* Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, regulatory fines, stock trade order issues, an inability of shareholders to transact business with the Fund, and other unforeseen costs. As a result, the Fund and its shareholders could be negatively affected.

* Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance). The bar chart shows the Fund performance over a ten-year period. The past performance of the Fund that will be shown will not be an indication of future results.

During the ten-year period shown in the bar chart the highest return for a quarter was 23.21% and the lowest return for a quarter was -21.21%. These returns occurred in quarters ending 06/30/20 and 03/31/20, respectively.

Performance Table Average Annual Total Returns: Periods Ended December 31, 2023 NorthQuest Capital Fund

The table shows the Fund's average annual return for the periods of 1 year, 5 years and 10 years and the effect of federal income taxes on these returns and compares those returns with the S&P500 Index with dividends reinvested, a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket. Actual after-tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

Average Annual Total Returns - NORTHQUEST CAPITAL FUND INC	1 Year	5 Years	10 Years
Performance Measure Domain	27.28%	15.18%	10.55%
After Taxes on Distributions	26.99%	13.99%	9.29%
After Taxes on Distributions and Sales	16.36%	12.12%	8.36%
S&P 500 Index	26.29%	15.70%	12.03%

NORTHQUEST CAPITAL FUND INC | Risk Lose Money [Member]
You may lose money by investing in the Fund
NORTHQUEST CAPITAL FUND INC | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency